Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 103,087	$ 81,129	$ 87,592
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	89,958	80,333	78,803
Allowance from doubtful amounts	3,703	0	0
Amortization and write off of financing costs	1,569	1,157	2,747
Amortization of deferred drydocking and special survey	8,084	8,179	8,139
Amortization of unearned revenue	0	(431)	(650)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,253)	(3,196)	(2,752)
Loss/ (Gain) on derivative instruments	(6,548)	462	8,709
Loss/ (Gain) on sale/disposal of vessels, net	(518)	2,796	(13,077)
Loss on sale of investments	0	0	8
Equity in net earnings of investments	(692)	0	0
Changes in Operating Assets and Liabilities [Abstract]:
Accounts receivable	(22,737)	(87)	1,210
Due from related parties	(63)	969	(2,288)
Inventories	(1,607)	(63)	199
Insurance claims receivable	25	1,622	(2,329)
Prepayments and other	(854)	48	518
Accounts payable	(68)	1,825	(71)
Accrued liabilities	4,337	(1,162)	665
Unearned revenue	3,194	(901)	2,888
Other current liabilities	277	344	677
Drydockings	(6,189)	(11,171)	(6,122)
Accrued charter revenue	14,976	6,261	30,313
Net Cash provided by Operating Activities	186,681	168,114	195,179
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Investment in affiliates	(8,707)	0	0
Proceeds from the sale of subsidiary	16,044	0	0
Advances for vessel acquisitions	(590,431)	(191,179)	(148,373)
Vessels acquisitions/ Addition to vessel cost	(51,853)	(74,053)	(190,209)
Proceeds from sale of available for sale securities	0	0	6,082
Proceeds from the sale of vessels, net	13,891	28,723	48,742
Net cash used in Investing Activities	(621,056)	(236,509)	(283,758)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Offering proceeds, net of related expenses	48,042	194,131	0
Proceeds from long-term debt	469,356	288,639	226,293
Repayment of long-term debt	(163,669)	(170,170)	(124,610)
Payment of financing costs	(210)	(547)	(9,233)
Dividends paid	(81,515)	(73,089)	(61,506)
Increase in restricted cash	(11,571)	(1,244)	(4,143)
Net cash provided by Financing Activities	260,433	237,720	26,801
Net increase / (decrease) in cash and cash equivalents	(173,942)	169,325	(61,778)
Cash and cash equivalents at beginning of the year	267,321	97,996	159,774
Cash and cash equivalents at end of the year	93,379	267,321	97,996
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the year for interest	$ 31,215	$ 28,269	$ 20,783